Working Capital Facilities (Tables)	12 Months Ended
Sep. 30, 2023
Working Capital Facilities
schedule Of Revolving Credit Facility
	September 30	September 30
	2023	2022
Opening balance	$11,635	$3,277
Exchange difference	186	(207)
Payments made during the year	(34,184)	(11,435)
Finance cost paid	(1,543)	(1,522)
Cash drawn during the year	35,727	21,522
Closing balance	$11,821	$11,635

schedule Of finance cost and credited
	September 30,	September 30,
	2023	2022
Promissory Note(i) opening balance	$4,363	$4,363
Finance cost	126
Repayment of Promissory Note (i)	(4,489)	-
Promissory Note (ii) issued	1,050	-
Repayment of Promissory Note (ii)	(24)	-
	$1,026	$4,363